Leases (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)	Feb. 14, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 19, 2019	Sep. 16, 2019	Dec. 31, 2018
Right of use assets		$ 5,152,000		$ 3,519,000
Nexway AG [Member]
Operating lease liabilities			$ 0	3,500,000	$ 3,600,000
Right of use assets			0	3,500,000	3,600,000
March 1, 2019 Until August 31, 2020 [Member]
Annual rent	$ 89,000
August 31, 2021 [Member]
Annual rent	95,000
August 31, 2022 [Member]
Annual rent	98,000
FaceBank Group, Inc Pre-Merger [Member]
Operating lease liabilities				3,520,000
Right of use assets			37,000	$ 3,519,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Operating lease liabilities			0		3,600,000	$ 3,600,000
Right of use assets			$ 0		$ 3,600,000	$ 3,600,000
FaceBank Group, Inc Pre-Merger [Member] | March 1, 2019 Until August 31, 2020 [Member]
Annual rent	89,437
FaceBank Group, Inc Pre-Merger [Member] | August 31, 2021 [Member]
Annual rent	94,884
FaceBank Group, Inc Pre-Merger [Member] | August 31, 2022 [Member]
Annual rent	$ 97,730